Acquisition - Schedule of Business Acquisition Purchase Price Fair Value (Details) - Staffing 360 Solutions, Inc. [Member] - Headway Workforce Solutions [Member] $ in Thousands	Dec. 30, 2023 USD ($)
Schedule of Business Acquisition Purchase Price Fair Value [Line Items]
Current assets	$ 10,111
Fixed assets	150
Other non-current assets	5,394
Intangible assets	6,800
Goodwill	7,808
Current liabilities	(15,523)
Other non-current liabilities	(2,011)
Consideration	$ 12,729